Cover Letter
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December 13, 2006

Ms Sara D. Kalin
Branch Chief-Legal
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:       Art Design, Inc. (the Company)
Form SB-2 Registration Statement
File Number: 333-136012

Dear Ms. Kalin;

This is in response to your November 7, 2006 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Registration Statement on Form SB-2

Results of Operations, page 23

1. The Company has made the appropriate revisions.

Proposed Milestones to Implement Business Operations, page 25

2. The Company has made the appropriate revisions.

Financial Statements

3. The Company has provided updated financial statements.

4. The Company has provided updated financial statements.

5. The Company has provided an updated consent from its accountants.

Signature Page

6. The Company has provided the revision.

Ms Sara D. Kalin
December 13, 2006

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner